UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

REX Crypto Equity Premium Income ETF

ITEM 1.(a).    Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT OCTOBER 31, 2025
REX Crypto Equity Premium Income ETF
TICKER: CEPI (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the REX Crypto Equity Premium Income ETF for the period of December 4, 2024 (inception) to October 31, 2025. You can ﬁnd additional information about the Fund at www.rexshares.com/cepi/. You can also request this information by contacting us at (844) 802-4004.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX Crypto Equity Premium Income ETF	$83¹	0.85%²

¹ Costs are for the period of December 4, 2024, to October 31, 2025. Costs for a full annual period would be higher.

² Annualized.

How did the Fund perform?

•   For the period of December 4, 2024 (inception) to October 31, 2025, the REX Crypto Equity Premium Income ETF (the “Fund”) returned 16.66%.

•   In comparison, the S&P 500® Index returned 13.68% for the same period.

What affected the Fund’s performance?

•   Crypto-related equities were volatile during the period. While the broader U.S. equity market (as measured by the S&P 500® Index) generated positive returns, companies tied to digital asset exchanges, mining, and blockchain infrastructure experienced deeper drawdowns early in the period followed by a strong rebound later in 2025.

•   The Fund’s equity holdings mirror the BITA Crypto Assets and Digital Payments Index, an index of companies with significant exposure to digital asset markets. As a result, the Fund’s performance generally tracked the movements of the crypto-equity segment but exhibited greater interim volatility relative to the S&P 500® Index.

•   The Fund’s strategy of selling covered calls caused performance to depend not only on the price returns of the underlying equity holdings, but also on how those prices moved over time. Strong upside volatility in several crypto-related equities during the latter half of the period limited the Fund’s participation in equity gains versus both the BITA Crypto Assets and Digital Payments Index and the S&P 500® Index. However, option premium income contributed positively and helped reduce drawdowns earlier in the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Rex Crypto Equity Premium Income ETF - $11,666
S&P 500® Index - $11,368
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
12/4/24*
1/31/25
4/30/25
7/31/25
10/31/25

* Inception

Annual Performance
Total Return Since Inception (12/04/24)
Rex Crypto Equity Premium Income ETF	16.66%
S&P 500® Index	13.68%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/cepi/

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

REX Crypto Equity Premium Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)
Fund Net Assets	$84,317,212
Number of Holdings	130
Total Net Advisory Fee	$304,696
Portfolio Turnover Rate	43.43%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
23.78%
INFORMATION TECHNOLOGY - HARDWARE
22.49%
CRYPTO-CURRENCY/ BLOCKCHAIN
16.72%
FINANCIALS - PAYMENT SYSTEMS
16.68%
FINANCIALS - DIGITAL INVESTMENT PLATFORMS
13.31%
CONSUMER DISCRETIONARY
4.92%
MONEY MARKET FUND
4.52%

Top 10 Holdings
Advanced Micro Devices	7.21%
Micron Technology, Inc.	5.52%
Nvidia Corp.	5.00%
Tesla, Inc.	4.92%
Iris Energy Limited	4.88%
Nu Holdings Ltd.	4.88%
Applied Digital Corporation	4.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.76%
Robinhood Markets, Inc.	4.57%
Riot Blockchain, Inc.	4.57%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/cepi/.

REX Crypto Equity Premium Income ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2025 and $0 for 2024.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)      The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

REX CRYPTO EQUITY PREMIUM INCOME ETF

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Period Ended October 31, 2025*

*  Commencement of Operations December 4, 2024

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments	October 31, 2025
		Shares	Value
97.90%	COMMON STOCKS(B)

4.92%	CONSUMER DISCRETIONARY
	Tesla, Inc.(A)	9,090	$4,150,130

16.72%	CRYPTO-CURRENCY/BLOCKCHAIN
	Bit Digital, Inc.(A)	199,067	728,585
	Bitdeer Technologies Group(A)	41,140	913,308
	Cipher Mining, Inc.(A)	92,902	1,732,622
	CleanSpark, Inc.(A)	187,313	3,334,171
	Coinbase Global, Inc.(A)	10,280	3,534,058
	Riot Blockchain, Inc.(A)	194,643	3,850,039
			14,092,783

13.31%	FINANCIALS — DIGITAL INVESTMENT PLATFORMS
	Interactive Brokers Group, Inc.	46,227	3,252,532
	Nu Holdings Ltd.(A)	255,197	4,111,224
	Robinhood Markets, Inc.(A)	26,279	3,857,232
			11,220,988

16.68%	FINANCIALS — PAYMENT SYSTEMS
	Block, Inc.(A)	30,268	2,298,552
	Fiserv, Inc.(A)	20,344	1,356,741
	Mastercard, Inc. Class A	6,734	3,717,101
	PayPal Holdings, Inc.(A)	41,735	2,890,983
	Visa, Inc. Class A	11,165	3,804,362
			14,067,739

22.49%	INFORMATION TECHNOLOGY — HARDWARE
	Advanced Micro Devices(A)	23,724	6,076,191
	Micron Technology, Inc.	20,799	4,654,192
	Nvidia Corp.	20,827	4,217,259
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,372	4,017,350
			18,964,992

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Investments - continued	October 31, 2025
		Shares	Value
23.78%	INFORMATION TECHNOLOGY — SOFTWARE & SERVICES
	Applied Digital Corporation(A)	117,183	$4,061,563
	Core Scientific, Inc.(A)	100,669	2,168,410
	Iris Energy Limited(A)	67,712	4,113,504
	Marathon Digital Holdings, Inc.(A)	207,652	3,793,802
	MicroStrategy, Inc. Class A(A)	11,119	2,996,682
	TeraWulf, Inc.(A)	188,005	2,914,078
			20,048,039

97.90%	TOTAL COMMON STOCKS
	(Cost: $54,920,581)		82,544,671

4.52%	MONEY MARKET FUND
	First American Treasury Obligations Fund — Institutional Class 3.98%(C)
	(Cost: $3,815,338)	3,815,338	3,815,338

102.42%	TOTAL INVESTMENTS
	(Cost: $58,735,919)		86,360,009
(2.42)%	Liabilities in excess of other assets		(2,042,797)
100.00%	NET ASSETS		$84,317,212

(A)    Non-income producing.

(B)    All or a portion of the security is held as collateral for options written.

(C)    Effective 7 day yield as of October 31, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written	October 31, 2025
(2.38)%	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(2.38)%	CALL OPTIONS
	Advanced Micro Devices	216	$(5,532,192)	$270.00	11/21/2025	$(259,200)
	Advanced Micro Devices	6	(153,672)	280.00	11/21/2025	(5,310)
	Advanced Micro Devices	9	(230,508)	300.00	11/21/2025	(4,230)
	Advanced Micro Devices	6	(153,672)	320.00	11/21/2025	(1,566)
	Applied Digital Corporation	15	(51,990)	38.00	11/21/2025	(4,350)
	Applied Digital Corporation	29	(100,514)	40.00	11/21/2025	(6,670)
	Applied Digital Corporation	44	(152,504)	41.00	11/21/2025	(7,788)
	Applied Digital Corporation	29	(100,514)	42.00	11/21/2025	(5,104)
	Applied Digital Corporation	15	(51,990)	43.00	11/21/2025	(2,460)
	Applied Digital Corporation	1,039	(3,601,174)	45.00	11/21/2025	(143,382)
	Bit Digital, Inc.	100	(36,600)	4.00	11/21/2025	(3,200)
	Bit Digital, Inc.	1,890	(691,740)	5.00	11/21/2025	(22,680)
	Bitdeer Technologies Group	369	(819,180)	25.00	11/21/2025	(47,970)
	Bitdeer Technologies Group	10	(22,200)	27.00	11/21/2025	(1,000)
	Bitdeer Technologies Group	16	(35,520)	28.00	11/21/2025	(1,200)
	Bitdeer Technologies Group	16	(35,520)	30.00	11/21/2025	(960)
	Block, Inc.	11	(83,534)	85.00	11/21/2025	(2,409)
	Block, Inc.	291	(2,209,854)	90.00	11/21/2025	(38,121)
	Cipher Mining, Inc.	11	(20,515)	20.00	11/21/2025	(2,541)
	Cipher Mining, Inc.	12	(22,380)	21.00	11/21/2025	(2,556)
	Cipher Mining, Inc.	24	(44,760)	22.00	11/21/2025	(4,176)
	Cipher Mining, Inc.	24	(44,760)	23.00	11/21/2025	(4,080)
	Cipher Mining, Inc.	35	(65,275)	24.00	11/21/2025	(5,285)
	Cipher Mining, Inc.	823	(1,534,895)	25.00	11/21/2025	(94,645)
	CleanSpark, Inc.	24	(42,720)	20.00	11/21/2025	(2,688)
	CleanSpark, Inc.	47	(83,660)	21.00	11/21/2025	(4,136)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written - continued	October 31, 2025
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
CleanSpark, Inc.	71	$(126,380)	$23.00	11/21/2025	$(4,118)
CleanSpark, Inc.	70	(124,600)	24.00	11/21/2025	(3,430)
CleanSpark, Inc.	1,661	(2,956,580)	26.00	11/21/2025	(53,152)
Coinbase Global, Inc.	1	(34,378)	360.00	11/21/2025	(1,450)
Coinbase Global, Inc.	2	(68,756)	380.00	11/21/2025	(1,904)
Coinbase Global, Inc.	1	(34,378)	390.00	11/21/2025	(703)
Coinbase Global, Inc.	3	(103,134)	400.00	11/21/2025	(1,620)
Coinbase Global, Inc.	95	(3,265,910)	410.00	11/21/2025	(44,175)
Core Scientific, Inc.	13	(28,002)	20.00	11/21/2025	(3,315)
Core Scientific, Inc.	917	(1,975,218)	22.00	11/21/2025	(146,720)
Core Scientific, Inc.	26	(56,004)	23.00	11/21/2025	(3,120)
Core Scientific, Inc.	25	(53,850)	24.00	11/21/2025	(2,300)
Core Scientific, Inc.	25	(53,850)	25.00	11/21/2025	(1,775)
Fiserv, Inc.	2	(13,338)	135.00	11/21/2025	(10)
Fiserv, Inc.	2	(13,338)	140.00	11/21/2025	(10)
Fiserv, Inc.	189	(1,260,441)	145.00	11/21/2025	(945)
Fiserv, Inc.	5	(33,345)	75.00	11/21/2025	(750)
Fiserv, Inc.	5	(33,345)	90.00	11/21/2025	(165)
Interactive Brokers Group, Inc.	17	(119,612)	75.00	11/21/2025	(1,972)
Interactive Brokers Group, Inc.	36	(253,296)	80.00	11/21/2025	(1,368)
Interactive Brokers Group, Inc.	409	(2,877,724)	85.00	11/21/2025	(5,317)
Iris Energy Limited	8	(48,600)	65.00	11/21/2025	(5,200)
Iris Energy Limited	60	(364,500)	70.00	11/21/2025	(28,860)
Iris Energy Limited	9	(54,675)	75.00	11/21/2025	(3,240)
Iris Energy Limited	600	(3,645,000)	90.00	11/21/2025	(97,800)
Marathon Digital Holdings, Inc.	52	(95,004)	20.50	11/21/2025	(5,772)
Marathon Digital Holdings, Inc.	78	(142,506)	22.00	11/21/2025	(6,708)
Marathon Digital Holdings, Inc.	27	(49,329)	22.50	11/21/2025	(2,106)
Marathon Digital Holdings, Inc.	26	(47,502)	24.00	11/21/2025	(1,742)
Marathon Digital Holdings, Inc.	52	(95,004)	24.50	11/21/2025	(3,224)
Marathon Digital Holdings, Inc.	1,841	(3,363,507)	27.00	11/21/2025	(95,732)
Mastercard, Inc. Class A	4	(220,796)	620.00	11/21/2025	(128)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written - continued	October 31, 2025
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Mastercard, Inc. Class A	60	$(3,311,940)	$640.00	11/21/2025	$(1,620)
Mastercard, Inc. Class A	3	(165,597)	650.00	11/21/2025	(105)
Micron Technology, Inc.	187	(4,184,499)	230.00	11/21/2025	(219,725)
Micron Technology, Inc.	2	(44,754)	235.00	11/21/2025	(1,984)
Micron Technology, Inc.	5	(111,885)	240.00	11/21/2025	(4,090)
Micron Technology, Inc.	8	(179,016)	260.00	11/21/2025	(3,000)
Micron Technology, Inc.	5	(111,885)	270.00	11/21/2025	(1,255)
MicroStrategy, Inc. Class A	3	(80,853)	300.00	11/21/2025	(1,650)
MicroStrategy, Inc. Class A	7	(188,657)	330.00	11/21/2025	(1,645)
MicroStrategy, Inc. Class A	3	(80,853)	350.00	11/21/2025	(507)
MicroStrategy, Inc. Class A	98	(2,641,198)	380.00	11/21/2025	(12,642)
Nu Holdings Ltd.	32	(51,552)	17.00	11/21/2025	(1,440)
Nu Holdings Ltd.	2,391	(3,851,901)	18.00	11/21/2025	(47,820)
Nu Holdings Ltd.	128	(206,208)	19.00	11/21/2025	(1,280)
Nvidia Corp.	5	(101,245)	205.00	11/21/2025	(4,350)
Nvidia Corp.	6	(121,494)	210.00	11/21/2025	(3,966)
Nvidia Corp.	184	(3,725,816)	220.00	11/21/2025	(65,320)
Nvidia Corp.	2	(40,498)	230.00	11/21/2025	(372)
Nvidia Corp.	5	(101,245)	235.00	11/21/2025	(710)
Nvidia Corp.	6	(121,494)	240.00	11/21/2025	(600)
PayPal Holdings, Inc.	5	(34,635)	75.00	11/21/2025	(410)
PayPal Holdings, Inc.	407	(2,819,289)	80.00	11/21/2025	(14,652)
PayPal Holdings, Inc.	5	(34,635)	85.00	11/21/2025	(130)
Riot Blockchain, Inc.	24	(47,472)	23.00	11/21/2025	(2,184)
Riot Blockchain, Inc.	74	(146,372)	24.00	11/21/2025	(5,402)
Riot Blockchain, Inc.	24	(47,472)	25.00	11/21/2025	(1,464)
Riot Blockchain, Inc.	98	(193,844)	26.00	11/21/2025	(4,606)
Riot Blockchain, Inc.	1,726	(3,414,028)	27.00	11/21/2025	(67,314)
Robinhood Markets, Inc.	3	(44,034)	150.00	11/21/2025	(2,775)
Robinhood Markets, Inc.	4	(58,712)	155.00	11/21/2025	(2,968)
Robinhood Markets, Inc.	245	(3,596,110)	160.00	11/21/2025	(143,325)
Robinhood Markets, Inc.	10	(146,780)	170.00	11/21/2025	(3,500)
Taiwan Semiconductor Manufacturing Co. Ltd.	2	(60,086)	330.00	11/21/2025	(506)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Schedule of Options Written - continued	October 31, 2025
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Taiwan Semiconductor Manufacturing Co. Ltd.	131	$(3,935,633)	$350.00	11/21/2025	$(9,825)
	TeraWulf, Inc.	23	(35,650)	15.00	11/21/2025	(4,117)
	TeraWulf, Inc.	71	(110,050)	16.00	11/21/2025	(9,514)
	TeraWulf, Inc.	95	(147,250)	17.00	11/21/2025	(9,500)
	TeraWulf, Inc.	24	(37,200)	19.00	11/21/2025	(1,152)
	TeraWulf, Inc.	1,667	(2,583,850)	20.00	11/21/2025	(65,013)
	Tesla, Inc.	1	(45,656)	500.00	11/21/2025	(1,035)
	Tesla, Inc.	83	(3,789,448)	510.00	11/21/2025	(69,720)
	Tesla, Inc.	3	(136,968)	520.00	11/21/2025	(2,040)
	Tesla, Inc.	3	(136,968)	530.00	11/21/2025	(1,680)
	Visa, Inc. Class A	1	(34,074)	390.00	11/21/2025	(10)
	Visa, Inc. Class A	11	(374,814)	400.00	11/21/2025	(176)
	Visa, Inc. Class A	99	(3,373,326)	410.00	11/21/2025	(1,683)

(2.38)%	TOTAL OPTIONS WRITTEN					$(2,005,320)
	(Premiums Received: $3,364,989)

(A)    Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Statement of Assets and Liabilities	October 31, 2025
ASSETS
Investments at value(1) (Note 1)	$86,360,009
Dividends and interest receivable	18,843
TOTAL ASSETS	86,378,852
LIABILITIES
Accrued advisory fees	56,320
Options written at value(2) (Note 1)	2,005,320
TOTAL LIABILITIES	2,061,640
NET ASSETS	$84,317,212
Net Assets Consist of:
Paid-in capital	$70,734,012
Distributable earnings (accumulated deficits)	13,583,200
Net Assets	$84,317,212
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,065,000
Net Asset Value and Offering Price Per Share	$40.83

(1) Identified cost of:	$58,735,919
(2) Premiums received of:	$3,364,989

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Statement of Operations	Period Ended October 31, 2025*
INVESTMENT INCOME
Dividends (net of foreign tax witheld of $3,000)	$46,779
Interest	77,110
Total investment income	123,889
EXPENSES
Investment advisory fees (Note 2)	304,696
Total expenses	304,696
Net investment income (loss)	(180,807)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	10,313,494
Net realized gain (loss) on options written	(25,522,171)
Total net realized gain (loss) on investments and options written	(15,208,677)

Net change in unrealized appreciation (depreciation) of investments	27,624,090
Net change in unrealized appreciation (depreciation) of options written	1,359,669
Total net change in unrealized appreciation of investments and options written	28,983,759

Net realized and unrealized appreciation (depreciation) on investments and options written	13,775,082
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,594,275

*   The Fund commenced operations on December 4, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Statement of Changes in Net Assets	Period Ended October 31, 2025*
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(180,807)
Net realized gain (loss) on investments and options written	(15,208,677)
Net change in unrealized appreciation (depreciation) of investments and options written	28,983,759
Increase (decrease) in net assets from operations	13,594,275
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(11,075)
Return of capital	(16,269,201)
Decrease in net assets from distributions	(16,280,276)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	87,003,213
Increase (decrease) in net assets from capital stock transactions	87,003,213
NET ASSETS
Increase (decrease) during period	84,317,212
Beginning of period	—
End of period	$84,317,212

*   The Fund commenced operations on December 4, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended October 31, 2025*
Net asset value, beginning of period	$50.00
Investment activities
Net investment income (loss)(1)	(0.18)
Net realized and unrealized gain (loss) on investments(2)	5.65
Total from investment activities	5.47
Distributions
Net investment income	(0.01)
Return of capital	(14.63)
Total distributions	(14.64)
Net asset value, end of period	$40.83
Total Return(3)	16.66%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.85%
Net investment income (loss)	(0.50)%
Portfolio turnover rate(5)	43.43%
Net assets, end of period (000’s)	$84,317

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*   The Fund commenced operations on December 4, 2024.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements	October 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX Crypto Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 4, 2024.

The Fund’s investment objective is to seek capital appreciation and current income.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Chief Investment Officer is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options, including options written, are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Investments in money market funds are valued at their net asset value (“NAV”) per share, as reported by such investment companies.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Accounting standards establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value, which are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of October 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$82,544,671	$—	$—	$82,544,671
Money Market Fund	3,815,338	—	—	3,815,338
	$86,360,009	$—	$—	$86,360,009
Liabilities
Call Options Written	$(2,005,320)	$—	$—	$(2,005,320)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the period ended October 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended October 31, 2025, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable business day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
REX CRYPTO EQUITY PREMIUM INCOME ETF	25,000	$300	$1,020,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund generates current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The Fund intends to write call options on approximately 100% of its holdings of each portfolio security, and will not write call options on securities that the Fund does not hold. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation — the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time. “Out of the money” call options are those with a strike price that is above the current market price of the underlying security. “In the money” call options are those with a strike price that is below the current market price of the underlying security. “At the money” call options are those with a strike price that is equal to the current market price of the underlying security. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). The Fund typically will write call options with a term of 30 days or less. A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. As a result, the covered call strategy limits the upside potential on the underlying security but the Fund is fully exposed to the downside if the security decreases in value.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Options Written	$(2,005,320)	$—	$(2,005,320)	$2,005,320	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

The following are the derivatives held, whose underlying risk exposure is equity price risk, by the Fund on October 31, 2025:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(2,005,320	)*

*  Statement of Assets and Liabilities location: Options written at value.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended October 31, 2025, are as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) Of Derivatives**
Call Options Written	$(25,522,171)	$1,359,669

*  Statement of Operations location: Net realized gain (loss) on options written.

** Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the period ended October 31, 2025, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average Notional Value of:
Call Options Written	$(43,353,827)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund. In addition, the Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.85%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in assets, 0.065% on the next $250 million in assets, 0.06% on assets between $500 million and $1 billion, and 0.05% for all assets thereafter, subject to a minimum $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

Custodian

U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Assistant Chief Compliance Officer is the Managing Member of Watermark, and the Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended October 31, 2025 were as follows:

Purchases	Sales
$19,075,463	$58,578,959

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended October 31, 2025 were as follows:

Purchases	Sales	Realized Gains
$84,162,707	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended October 31, 2025 were as follows:

Distributions paid from:
Ordinary income	$11,075
Return of capital	16,269,201
$16,280,276

As of October 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(13,076,621)
Net unrealized appreciation (depreciation) of investments	26,659,821
$13,583,200

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

As of October 31, 2025 the Fund had outstanding straddle losses of $4,560,025. The Fund had a capital loss carryforward of $8,516,596, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$61,059,856	$32,241,498	$(5,581,677)	$26,659,821

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses and Passive Foreign Investment Company market-to-market.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Notes to Financial Statements - continued	October 31, 2025

Shares of beneficial interest transactions for the Fund were:

Period Ended October 31, 2025
Shares sold	2,065,000
Net increase (decrease)	2,065,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distributions to the shareholders of record:

Record Date	Ex-Dividend Date	Amount
11/26/2025	11/26/2025	$2,873,871
12/23/2025	12/23/2025	2,976,971

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Rex Crypto Equity Premium Income ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of Rex Crypto Equity Premium Income ETF (the “Fund”), a series of ETF Opportunities Trust, as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for the period December 4, 2024 (commencement of operations) through October 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period December 4, 2024 (commencement of operations) through October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Report of Independent Registered Public Accounting Firm - continued

in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the audit of one or more investment companies advised by REX Advisers, LLC since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2025

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

REX CRYPTO EQUITY PREMIUM INCOME ETF
Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because REX Advisors, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

FINANCIAL STATEMENTS  |  OCTOBER 31, 2025

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 8, 2026

*   Print the name and title of each signing officer under his or her signature.